Operating Lease - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in measurement of lease liabilities	$ 1,210,301	$ 1,341,466	$ 1,075,939
Weighted average remaining lease term	1 year 3 months 25 days	2 years 2 months 23 days
Weighted average discount rate of operating leases	4.30%	4.30%
Short-term lease commitments under non-cancellable operating leases	$ 219,009	$ 232,052